Cash flow - schedule of cash flows from operating activities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Cash Flow [Abstract]
Profit for the period	£ 4,565	£ 4,559
Taxation on ordinary activities	1,009	1,041
Share of post-tax results of associates and joint ventures	(1,474)	(1,647)
Net finance costs	969	305
Profit from operations	5,069	4,258
Adjustments for:
– depreciation, amortisation and impairment costs	1,192	1,620
– increase in inventories	(696)	(606)
– increase in trade and other receivables	(1)	(268)
– decrease in Master Settlement Agreement payable	(633)	(868)
– (decrease)/increase in trade and other payables	(565)	321
– decrease in retirement benefit liabilities	(27)	(17)
– decrease in other provisions for liabilities	(634)	(302)
– other non-cash items	12	(16)
Cash generated from operating activities	3,717	4,122
Dividends received from associates	168	196
Tax paid	1,576	1,153
Net cash generated from operating activities	£ 2,309	£ 3,165